CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
CONVERTIBLE PROMISSORY NOTES AND WARRANTS [Abstract]
Convertible Promissory Notes	The Convertible Promissory Notes (debt host) are not subject to Subtopic 480-10.

(in thousands)	March 31, 2024	December 31, 2023
Convertible Promissory Notes
Notes 1 to 7	$5,340.0	$5,340.0
Notes 8 to 12	17,500.0	17,500.0
Notes 13 to 20	17,860.0	17,860.0
Notes 21 to 23	7,455.0	—
Digital World Convertible Notes	50,103.0	—
Total	98,258.0	40,700.0
Debt Issuance costs	(240.0)	(240.0)
Carrying value of Convertible Promissory Notes	98,018.0	40,460.0
Less: Derivative liability component	(37,234.8)	(37,234.8)
Liability component at date of issue	60,783.2	3,225.2
Interest charged	44,939.4	42,121.8
Loss on extinguishment of debt	542.3	—
Total Liability component	$106,264.9	$45,347.0
Less: Conversion to Paid in Capital	(56,107.1)	—
Less: Short-term liability component	(50,157.8)	(41,818.8)
Liability component at March 31, 2024 and December 31, 2023	$—	$3,528.2

Embedded feature component
Derivative liability component	$37,234.8	$37,234.8
Change in fair value of embedded derivative	207,084.1	(18,832.0)
Total Derivative Liability Component	244,318.9	18,402.8
Less: Conversion to Paid in Capital	(244,318.9)	—
Less: Short-term derivative liability component	—	(17,282.5)
Derivative Liability Component at March 31, 2024 and December 31, 2023	—	1,120.3

As of December 31, 2023 and 2022, none of the of the Notes outstanding were called.

(in thousands)	December 31, 2023	December 31, 2022
Convertible Promissory Notes
Notes 1 to 7	$5,340.0	$5,340.0
Notes 8 to 12	17,500.0	17,500.0
Notes 13 to 20	17,860.0	15,360.0
	40,700.0	38,200.0
Debt Issuance costs	(240.0)	(240.0)
Nominal value of Convertible Promissory Notes	40,460.0	37,960.0
Derivative liability Component	(37,234.8)	(36,528.7)
Liability component at date of issue	3,225.2	1,431.3
Interest charged	42,121.8	2,692.6
Interest paid	—	—
Total Liability component	$45,347.0	$4,123.9
Less: Short-term liability component	(41,818.8)	(4,123.9)
Long-term liability component at December 31, 2023 and December 31, 2022	$3,528.2	$—
(in thousands)	December 31, 2023	December 31, 2022
Embedded feature Component
Derivative liability Component	$37,234.8	$36,528.7
Change in fair value of Embedded derivative	(18,832.0)	(21,623.4)
Total Derivative Liability Component	18,402.8	14,905.3
Less: Short-term Derivative Liability Component	(17,282.5)	(14,905.3)
Long-term derivative liability component at December 31, 2023 and December 31, 2022	$1,120.3	$—